Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation
Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. Intercompany transactions and balances have been eliminated in the consolidation. The following entities were consolidated as of December 31, 2018:

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
Boca International Limited (“Boca”)	Hong Kong	51%
Century Skyway Limited (“CSL”)	Hong Kong	51%
Shen Zhen Provizon Technology Co., Limited	Shenzhen, China	51%
Giant Connection Limited	Republic of Seychelles	100%
Giant Credit Limited (“GCL”)	Hong Kong	100%
11 Hau Fook Street Limited	Hong Kong	100%
Paris Sky Limited	Marshall Islands	100%
First Asia Tower Limited	Hong Kong	100%

Use of estimates
Use of estimates

Preparing consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management’s estimates and assumptions include, but are not limited to, revenue recognition, the collectability of its receivables, the fair value and accounting treatment of certain financial instruments, the valuation and recognition of share-based compensation arrangements, fair value of assets and liabilities acquired in business combination, useful life of intangible assets, assessment of impairment of long-lived assets, intangible assets and goodwill. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates.

Business Combinations
Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification ("ASC") 805 "Business Combinations." The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of comprehensive income.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated statements of comprehensive income.

When there is a change in ownership interests that result in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company's majority-owned subsidiaries, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net income (loss)” on the consolidated income statements includes the “net loss attributable to noncontrolling interests”. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company's consolidated balance sheets.

Plant and equipment
Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Leasehold land and buildings	Leasehold land and buildings are depreciated over the shorter of the unexpired term of lease and their estimated useful lives, being no more than 50 years
Machinery and equipment	4 - 10 years
Vehicles and office equipment	4 - 5 years

Construction in progress represents capital expenditures for direct costs of construction or acquisition and the interest expenses directly related to the construction. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Intangible assets
Intangible assets

Intangible assets acquired through business acquisitions are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Purchased intangible assets and intangible assets arising from the acquisitions of subsidiaries are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Proprietary technology of BOCA	20 years
Virtual reality technologies	10 years
Backlog	1 year

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Goodwill
Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed of the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

The Company annually, or more frequently if the Company believes indicators of impairment exist, reviews the carrying value of goodwill to determine whether impairment may exist.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units, and determining the fair value of each reporting unit.

Goodwill arises from Company’s three reporting units: the green energy products and services, the Virtual Reality technologies products and services, and the money lending services. The Company performs its annual impairment tests on December 31 of each year.

Warrant liability
Warrant liability

For warrants that are not indexed to the Company’s stock, the Company records the fair value of the issued warrants as a liability at each balance sheet date and records changes in the estimated fair value as a non-cash gain or loss in the consolidated statement of operations and comprehensive income. The warrant liability is recognized in the balance sheet at the fair value (level 3). The fair value of these warrants has been determined using the Monte-Carlo simulation model. The Monte-Carlo simulation model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity.

Impairment of long-lived assets other than goodwill
Impairment of long-lived assets other than goodwill

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Accounts receivable and other receivables
Accounts receivable and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties and third parties and advances to suppliers. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified. As of December 31, 2018, and 2017, there was $196 and $196 allowance for uncollectible accounts receivable, respectively. Management believes that the remaining accounts receivable are collectible.

Loans receivables, net
Loans receivables, net

Loans receivable primarily represent loan amounts due from customers. Loans receivable are recorded at unpaid principal balances net of provision that reflects the Company’s best estimate of the amounts that will not be collected.

Provision for loan losses
Provision for loan losses

The provision for loan losses is increased by charges to income and decreased by charge offs (net of recoveries). Recoveries represent subsequent collection of amounts previously charged-off. The increase in provision for loan losses is the netting effect of “reversal” and “provision” for both business and personal loans. If the ending balance of the provision for loan losses after any charge offs (net of recoveries) is less than the beginning balance, it will be recorded as a “reversal”; if it is larger, it will be recorded as a “provision” in the provision for loan loss. The netting amount of the “reversal” and the “provision” is presented in the statements of comprehensive loss.

The provision consists of specific and general components. The specific component consists of the amount of impairment related to loans that have been evaluated on an individual basis, and the general component consists of the amount of impairment related to loans that have been evaluated on a collective basis. Loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts when due according to the contractual terms of the loan agreement. Loans for which the terms have been modified resulting in a concession, and for which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDRs”).

The Company recognizes a charge-off when management determines that full repayment of a loan is not probable. The primary factor in making that determination is the potential outcome of a lawsuit against the delinquent debtor. The Company will recognize a charge-off when the Company loses contact with the delinquent borrower for more than one year or when the court rules against the Company to seize the collateral asset of the delinquent debt from either the guarantor or borrower. In addition, when the recoverability of the delinquent debt is highly unlikely, the senior management team will go through a stringent procedure to approve a charge-off. Management estimates the provision balance required using past loan loss experience, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the provision may be made for specific loans, but the entire provision is available for any loan that, in management’s judgment, should be charged-off.

The provision for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses as of each balance sheet date. The provision is based on factors such as an assessment of individual loans and actual loss. The Company evaluates its provision for loan losses on a quarterly basis or more often as necessary.

Interest receivable
Interest receivable

Interest receivable are accrued and credited to income as earned but not received. The Company determines a loan past due status by the number of days that have elapsed since a borrower has failed to make a contractual interest or principal payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan interest or principal becomes past due by more than 90 days. Additionally, any previously accrued but uncollected interest is reversed. Subsequent recognition of income occurs only to the extent payment is received, subject to management’s assessment of the collectability of the remaining interest and principal. Loans are generally restored to an accrual status when it is no longer delinquent and collectability of interest and principal is no longer in doubt and past due interest is recognized at that time.

Fair value of financial instruments
Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, accounts payable, other receivables, other payables and accrued liabilities, advances to suppliers, short-term loans, customer deposits and convertible notes.

As of the balance sheet dates, the estimated fair value of cash and cash equivalents, accounts receivable, accounts payable, other receivables, other payables and accrued liabilities, advances to suppliers, short-term loans and customer deposits were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•	Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•	Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
•	Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2018	Fair Value Measurement at December 31, 2018
		Level 1	Level 2	Level 3
Warrant derivative liability	$286	$-	$-	$286

A summary of changes in Warrant derivative liability for the years ended December 31, 2018, 2017 and 2016 was as follows:

Balance at January 1, 2016 and 2017	$-
Issuance of warrants on April 5, 2017	530
Change in fair value of warrant derivative liability	150
Balance at December 31, 2017	680
Change in fair value of warrant derivative liability	(394)
Balance at December 31, 2018	286

The fair value of the outstanding warrants was calculated using the Monte-Carlo simulation Model with the following assumptions at inception and on subsequent valuation date:

Warrants	December 31, 2018	December 31, 2017	April 5, 2017
Market price per share (USD/share)	$0.85	$1.06	$2.75
Exercise price (USD/share)	1.00	1.00	2.75
Risk free rate	2.53%	2.00%	1.83%
Dividend yield	-%	-%	-%
Expected term/Contractual life (years)	2.26	3.26	4.00
Expected volatility	81.54%	110.46%	106.46%

Comprehensive income
Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of foreign currency translation adjustments net of realization of foreign currency translation gain relating to disposal of subsidiaries.

Revenue recognition
Revenue recognition

In May 2014 the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes all existing revenue recognition requirements, including most industry specific guidance. This new standard requires a company to recognize revenues when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The FASB subsequently issued the following amendments to ASU No. 2014-09 that have the same effective date and transition date: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations; ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The Company adopted these amendments with ASU 2014-09 (collectively, the new revenue standards).

The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of ASC 606 and therefore there were no material changes to the Company’s consolidated financial statements upon adoption of ASC 606. Pursuant to ASC606-10-15-2, the interest income generated by the Company is scoped out of ASC606.

In accordance with ASC Topic 606, revenues are recognized when control of the promised goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation.

Product sales
Revenues from product sales are recognized when the customer obtains control of the Company’s product, which occurs at a point in time, typically upon delivery to the customer. The Company expenses incremental costs of obtaining a contract as and when incurred if the expected amortization period of the asset that it would have recognized is one year or less or the amount is immaterial.

Revenues from product sales are recorded net of reserves established for applicable discounts and allowances that are offered within contracts with the Company’s customers.

Interest on loan receivables
Interest on loan receivables is accrued monthly in accordance with their contractual terms and recorded in accrued interest receivable. The Company does not charge prepayment penalties. Additionally, any previously accrued but uncollected interest is reversed and accrual is discontinued, when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

As of December 31, 2018, the Company had outstanding interest related contract amount $2.4 million, which were expected to be completed within 12 months after December 31, 2018.

Property lease and management
Minimum contractual rental income related to property leases are recognized on a straight-line basis over the terms of the respective leases. Straight-line rental revenue commences when the tenant assumes control of the leased premises. In accordance with the Company’s standard lease terms, rental payments are generally due on a monthly basis. Tenant recovery revenue includes payments from tenants as reimbursements for management fees and utilities, etc., which are recognized when the related expenses are incurred. Rental from office lease and tenant recovery revenue together is recorded as “Property lease and management.”

Below is the summary presenting the Company’s revenues disaggregated by products and services and timing of revenue recognition:

	Year ended December 31,
Revenue by recognition over time vs point in time	2018	2017	2016

Revenue by recognition over time	$1,570	$-	$-
Revenue by recognition at a point in time	10	51	5,069

	$1,580	51	$5,069

	Year ended December 31,
Revenue by major product line	2018	2017	2016

Interest on loans	$980	$-	$-
Property lease and management	590	-	-
Product sale	10	51	5,069

	$1,580	51	$5,069

Contract Balances

For the twelve months ended December 31, 2018, the Company did not have any significant incremental costs of obtaining contracts with customers incurred and/or costs incurred in fulfilling contracts with customers within the scope of ASC Topic 606, that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

Advances received from customers related to unsatisfied performance obligations are recorded as contract liabilities (advance from customers), which will be recognized as revenues upon the satisfaction of performance obligations through the transfer of related promised goods and services to customers.

The Company’s contract liabilities consist of rental receipt in advance related to rent paid in advance for leasing office. Below is the summary presenting the movement of the Company’s contract liabilities for the twelve months ended December 31, 2018:

Rental receipt in advance
Balance as of January 1, 2018	$-
Acquisition of First Asia Tower Limited	10
Revenue recognized from beginning contract liability balance	(10)
Advances received from customers related to unsatisfied performance obligations	6
Balance as of December 31, 2018	6

Allocation to Remaining Performance Obligations
Allocation to Remaining Performance Obligations

The Company has elected to apply the practical expedient in paragraph ASC Topic 606-10-50-14 and did not disclose the information related to transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2018, because either the performance obligation of the Company’s contracts with customers has an original expected duration of one year or less or the Company has a right to consideration from a borrower or a customer in an amount that corresponds directly with the value to the borrower or the customer of the Company’s performance completed to date, therefore the Company may recognize revenue in the amount to which the Company has a right to invoice or collect.

Income taxes
Income taxes

The Company accounts for income taxes in accordance with the accounting standard issued by the Financial Accounting Standard Board (“FASB”) for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. During the years ended December 31, 2018, 2017 and 2016, the Company has not incurred any interest related to income taxes. U.S. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

The Company’s Chinese subsidiaries are subject to taxation in the PRC. The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before calendar (tax) year 2012. With a few exceptions, the calendar (tax) years 2013-2018 remain open to examination by tax authorities in the PRC.

Share-based compensation

The Company accounts for equity instruments issued in exchange for the receipt of goods or services from consultants in accordance with the accounting standards regarding accounting for stock-based compensation and accounting for equity instruments that are issued to other than employees for acquiring or in conjunction with selling goods or services. Costs are measured at the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably determinable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services as defined by these accounting standards. In the case of equity instruments issued to consultants, the fair value of the equity instrument is recognized over the term of the consulting agreement if there is a term.

The Company accounts for equity instruments issued in exchange for the receipt of services from employees in the financial statements based on their fair values at the date of grant. The fair value of awards is amortized over the requisite service period.

Financial guarantee
Financial guarantee

A provision for possible losses to be absorbed by the Company for financial guarantees it provides is recorded as an accrued liability when the guarantees are made and recorded as “Allowance on guarantee” in the consolidated balance sheets. This accrued liability represents probable losses and is increased or decreased by accruing a “Allowance (reversal of allowance) on financial guarantee” throughout the terms of the guarantees as necessary when additional relevant information becomes available.

The methodology used to estimate the liability for possible guarantee losses considers the guarantee contract amounts and a variety of factors, which include, depending on the counterparty, the latest financial position and performance of the borrowers, actual defaults, estimated future defaults, historical loss experience, estimated value of collateral or guarantees the customers or third parties offered, and other economic conditions, such as economic trends in the area and the country. The estimates are based upon information available at the time the estimates are made. It is possible that prior experience and default history of the borrowers are not indicative of future losses on guarantees made. Any increase or decrease in the provision would affect the Company’s consolidated income statements in future years.

Foreign currency translation
Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of the Company and its PRC subsidiaries is the RMB. The functional currencies of its Hong Kong subsidiaries SGOCO International and CSL are the U.S. Dollar, Boca, GCL, 11 Hau Fook Street Limited and First Asia Tower Limited are the Hong Kong Dollar. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the exchange rate at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated using RMB6.89 and RMB6.53 to $1.00 at December 31, 2018 and 2017, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2018, 2017 and 2016 were RMB6.64, RMB6.76, and RMB
6. 64
to $1.00, respectively.

Recent accounting pronouncements
Recent accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which is effective January 1, 2020, with early adoption permitted on January 1, 2019. The guidance introduces a new credit reserving model known as the Current Expected Credit Loss (CECL) model, which is based on expected losses, and differs significantly from the incurred loss approach used today. The CECL model requires measurement of expected credit losses not only based on historical experience and current conditions, but also by including reasonable and supportable forecasts incorporating forward-looking information and will likely result in earlier recognition of credit reserves. The Company does not intend to adopt the new standard early and is currently evaluating the impact the new guidance will have on its financial position, results of operations and cash flows; however, it is expected that the new CECL model will alter the assumptions used in calculating credit losses on loans, among other financial instruments, and may result in material changes to the Company’s credit reserves.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, "Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting," which expands the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. An entity should apply the requirements of ASC 718 to non-employee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor's own operations by issuing share-based payment awards. The new guidance is effective for SEC filers for fiscal years, and interim reporting periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities). Early adoption is permitted. The Company is evaluating the effects of the adoption of this guidance and currently believes that it will impact the accounting of the share-based awards granted to non-employees.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement - Disclosure Framework (Topic 820). The updated guidance improves the disclosure requirements on fair value measurements. The updated guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for any removed or modified disclosures. The Company is currently assessing the timing and impact of adopting the updated provisions to its consolidated financial statements.

In December 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-20, Leases (Topic 842): Narrow-Scope Improvements for Lessors. The amendments clarify or simplify certain narrow aspects of ASC 842 for lessors. Specifically: 1) The amendments provide an accounting policy election whereby lessors may choose not to evaluate whether certain sales taxes and other similar taxes are lessor costs or lessee costs. Instead, lessors making the election will account for those costs as if they are lessee costs, i.e., through the balance sheet instead of the income statement. 2) Lessors will exclude from variable payments, and therefore revenue, lessor costs paid by lessees directly to third parties. Conversely, lessors will include in variable payments, and therefore revenue, such costs that are paid by the lessor and reimbursed by the lessee, and 3) Regarding contracts with lease and nonlease components, lessors will allocate certain variable payments to the lease and nonlease components when the changes in facts and circumstances on which the variable payment is based occur. The amount of variable payments allocated to the lease components will be recognized in profit or loss, while the amount of variable payments allocated to nonlease components will be recognized in accordance with other GAAP. If an entity has not yet adopted the new leases standard, it must adopt ASU 2018-20 concurrently with the leases standard. If an entity has previously adopted the new leases standard, specific transition requirements apply. The Company is in the process of evaluating the impact of adoption of this ASU on the consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.